Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income	$ (1,966)	$ 3,995	$ (5,864)		$ 10,803		$ 8,311
Basic weighted average outstanding shares of common stock (in shares)	78,003,000	57,588,000	61,850,000	[1]	57,621,000	[1]	56,321,000	[1]
Dilutive effect of stock-based awards for common stock (in shares)	0	1,114,000	0		1,605,000		666,000
Dilutive effect of stockholder notes receivable for common stock (in shares)	0	947,000	0		407,000		53,000
Dilutive effect of warrants for common stock (in shares)	0	2,300,000	0		2,549,000		2,368,000
Diluted weighted average outstanding shares of common stock (in shares)	78,003,000	61,948,000	61,850,000	[1]	62,182,000	[1]	59,408,000	[1]
Earnings per share - basic (in usd per share)	$ (0.03)	$ 0.07	$ (0.09)	[1]	$ 0.19	[1]	$ 0.15	[1]
Earnings per share - diluted (in usd per share)	$ (0.03)	$ 0.06	$ (0.09)	[1]	$ 0.17	[1]	$ 0.14	[1]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	28,365,715	0	28,561,724		439,167		629,960

[1]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.